Shareholders’ Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions												1 Months Ended					12 Months Ended
	Oct. 03, 2023 USD ($) $ / shares shares	May 25, 2023 USD ($)	May 25, 2022 USD ($) $ / shares shares	Apr. 08, 2022 CNY (¥)	Feb. 22, 2022 USD ($) $ / shares shares	Jan. 03, 2022 USD ($) $ / shares shares	Dec. 27, 2021 USD ($)	Dec. 27, 2021 CNY (¥)	Apr. 09, 2021 USD ($) shares	Feb. 03, 2020 USD ($) $ / shares shares	Jan. 22, 2020 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 04, 2022 USD ($) shares	Apr. 30, 2022 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Feb. 01, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Sep. 29, 2023 $ / shares shares	Sep. 25, 2023 shares	Jul. 31, 2023 $ / shares shares	May 18, 2023 $ / shares shares	Mar. 12, 2023 shares	Mar. 08, 2023 shares	Feb. 27, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Apr. 22, 2022 shares	Apr. 06, 2022 USD ($)	Apr. 06, 2022 CNY (¥)	Feb. 22, 2022 ¥ / shares shares	May 11, 2021 shares	Aug. 07, 2015 $ / shares shares
Shareholders’ Equity (Details) [Line Items]
Appropriations to the statutory surplus reserve, description																	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Common stock, shares authorized (in Shares)																	20,000,000						20,000,000
Common stock, par value | $ / shares																	$ 0.1	$ 0.1
Common stock, shares outstanding (in Shares)																	1,205,188	433,989					1,205,188								433,989
Common stock, shares issued (in Shares)																	1,205,188	433,989					1,205,188								433,989
Common stock issuance of amount | $																	$ 2,811,200	$ 735,000		$ 1,414,637
Recognized stock-based compensation expense | $															$ 3,296,475					84,637
Aggregate common shares (in Shares)															40,250									1,500,000
Compensation expenses | $																	1,130,000
Common shares issued (in Shares)			59,700		25,800	5,000																													25,800
Common shares of value issued | $																				$ 1,573,800
Common share price (in Dollars per share) | $ / shares																				$ 61				$ 10
Price per share (in Dollars per share) | $ / shares			$ 60																	$ 112.85							$ 33
Equity percentage of ownership							100.00%	100.00%
Consideration amount				¥ 18	$ 10,000,000		$ 1,569,000	¥ 10				¥ 5	¥ 5	¥ 4		¥ 4
Aggregate gross proceeds | $		$ 6,600,000
Company issued shared (in Shares)																											200,000
Paid amount																		1,900,000	¥ 13
Balance amount																		700,000													¥ 5
Company payments																	700,000						¥ 5
Investment cost																																	$ 800,000	¥ 5
Consulting Service Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Recognized stock-based compensation expense | $																		735,000		$ 1,330,000
Common shares issued (in Shares)	200,000
Common shares of value issued | $	$ 1,130,000
Common share price (in Dollars per share) | $ / shares	$ 5.66
2018 Incentive Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Share price, per share (in Dollars per share) | $ / shares											$ 95
Common stock issuance of shares (in Shares)											6,850
Common stock issuance of amount | $											$ 650,750
Recognized stock-based compensation expense | $																				$ 325,375
2021 Share Incentive Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate common shares (in Shares)																																30,000
2022 Share Incentive Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate common shares (in Shares)															13,800													6,700	50,000
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, par value | (per share)					$ 61	$ 147											$ 0.001																		¥ 6.39
Common stock, par value (in Shares)																										0.01
Common stock issuance of shares (in Shares)																	240,000	5,000	5,000	10,750
Common stock issuance of amount | $																	$ 24,000	$ 500		$ 1,075
Common shares of value issued | $						$ 735,000
British Virgin Islands [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)																																					200,000,000
Common stock, par value | $ / shares																																					$ 0.001
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)																	200,000,000						200,000,000
Share price, per share (in Dollars per share) | $ / shares																	$ 0.01
Compensation expenses | $																	$ 2,100,000
Subsequent Event [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, par value | $ / shares																						$ 0.01
Subsequent Event [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, par value | $ / shares																						$ 0.1
Board of Directors [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)																										20,000,000
Common stock, par value | $ / shares																										$ 0.01
Aggregate common shares (in Shares)																																10,250
Board of Directors [Member]
Shareholders’ Equity (Details) [Line Items]
Share price, per share (in Dollars per share) | $ / shares										$ 115
Common stock issuance of shares (in Shares)										2,900
Common stock issuance of amount | $										$ 333,500
Recognized stock-based compensation expense | $																				$ 166,750
PRC [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted amounts | $																	1,072,895	$ 1,066,554
Express Transportation Ltd. [Member]
Shareholders’ Equity (Details) [Line Items]
Compensation expenses | $																	$ 840,000
Common shares issued (in Shares)																														20,000
Maxleed Investment Holding Ltd. [Member]
Shareholders’ Equity (Details) [Line Items]
Common shares issued (in Shares)																														20,000
SevenBull, Inc. [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate common shares (in Shares)																									200,000
Hainan Tashanshi Digital Information Co. Ltd. [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate gross proceeds | $			$ 3,582,000
Conversion of Convertible Debentures [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate common shares (in Shares)																	279,660	13,589		37,550			279,660								13,589
Conversion price (in Dollars per share) | $ / shares																	$ 4,111,082	$ 1,799,314		$ 1,414,637
Conversion of Convertible Debentures [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																		34.39		74.88
Conversion price ranging (in Dollars per share) | $ / shares																	8.71
Conversion of Convertible Debentures [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Conversion price ranging (in Dollars per share) | $ / shares																	$ 29.2	$ 140.14		$ 110.82
Xinyi REIT [Member]
Shareholders’ Equity (Details) [Line Items]
Equity percentage of ownership				30.00%
Fangyuyuan [Member]
Shareholders’ Equity (Details) [Line Items]
Equity percentage of ownership																																	10.00%	10.00%
Geniusland International Capital Ltd [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares issued (in Shares)									133
Common shares issued (in Shares)									10,000
Common shares of value issued | $									$ 1,330,000
Yorkville Advisors Global LP [Member]
Shareholders’ Equity (Details) [Line Items]
Recognized stock-based compensation expense | $																	$ 840,000
Common shares issued (in Shares)																																				750